Reserves for Unpaid Loss and Loss Adjustment Expenses (Details) - Schedule of Table Represents an Analysis of Loss and Loss Adjustment Expenses - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Liability for Claims and Claims Adjustment Expense [Line Items]
Reserve for unpaid loss and loss adjustment expenses	$ 712,098	$ 636,245
Reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	(212,249)	(188,800)
Net reserve for unpaid loss and loss adjustment expenses at beginning of period / year	499,849	447,445
Loss and loss adjustment expenses incurred, net of reinsurance:
Current accident year	140,694	228,381
Previous accident years	(41,456)	(39,294)
Total loss and loss adjustment expenses incurred, net of reinsurance	99,238	189,087
Loss and loss adjustment expenses paid, net of reinsurance:
Current accident year	(2,435)	(25,875)
Prior accident years	(55,427)	(110,844)
Total loss and loss adjustment expenses paid, net of reinsurance	(741,024)	(712,098)
Change in allowance for expected credit losses on reinsurance recoverables on unpaid loss and loss adjustment expenses		36
Net reserve for unpaid loss and loss adjustment expenses at end of period / year	541,225	499,849
Reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	199,799	212,249
Reserve for unpaid loss and loss adjustment expenses at end of period / year	741,024	712,098
Title Insurance Product Line [Member]
Loss and loss adjustment expenses paid, net of reinsurance:
Total loss and loss adjustment expenses paid, net of reinsurance	$ (57,862)	$ (136,719)